Notes Payable - Schedule of Notes Payable (Details) - Note Payable [Member] - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025		Dec. 31, 2024
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 548,350		$ 964,000
Less: Debt Discount		$ (21,987)	(8,164)
Total Debt		197,374	540,186
Total Long Term Debt		45,859	72,224		21,586
The April 2020 PPP Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal	[1]				198,577
Interest Rate	[1]		1.00%
Maturity Date	[1]		April 2022
The June 13, 2020 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 57,913
Interest Rate			3.75%
Maturity Date			June 2050
The Second September 2022 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					408,625
Interest Rate
Maturity Date			August 2023
The April 2023 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 25,433	$ 31,213		41,213
Interest Rate		18.00%
Maturity Date		June 2026	June 2026
The April 5, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					56,250
Interest Rate
Maturity Date			February 2025
The May 3rd, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					48,489
Interest Rate
Maturity Date			May 2025
The May 31, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal		$ 44,317	$ 55,000	[1]	57,000	[1]
Interest Rate		15.00%	15.00%	[1]
Maturity Date		June 2026	May 2025	[1]
The August 20, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					14,645
Interest Rate
Maturity Date			February 2025
The October 18, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal					21,586
Interest Rate
Maturity Date			April 2026
The December 30, 2024 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 23,965		117,615
Interest Rate		20.00%	20.00%
Maturity Date		February 2026	February 2026
The February 27, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 361,143
Interest Rate		18.00%
Maturity Date		February 2026	February 2026
The June 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 81
Interest Rate
Maturity Date			December 2026
The July 23, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 358
Interest Rate
Maturity Date		January 2027	January 2027
The October 1, 2025 Loan Agreement [Member]
Schedule of Notes Payable [Line Items]
Outstanding principal			$ 18,677
Interest Rate
Maturity Date		April 2027	April 2027
Previously Reported [Member]
Schedule of Notes Payable [Line Items]
Less: Debt Discount			$ (8,164)		(16,000)
Total Debt			540,186		948,000
Less: Current Debt			$ (467,962)		$ (926,414)

[1]	In default as of December 31, 2025